Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Loss Before Taxes	$ (1,846,151)	$ (1,369,470)	$ (1,702,424)
Statutory rate	21.00%	21.00%	21.00%
Computed expected tax recovery	$ (387,692)	$ (287,589)	$ (357,509)
Non-deductible expenses	60	(32,631)	51,044
Change in valuation allowance	387,632	320,220	306,465
Income tax expense	$ 0	$ 0	$ 0